Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$681,159.00

Principal:
Principal Collections	$7,609,708.79
Prepayments in Full	$4,004,209.08
Liquidation Proceeds	$151,844.61
Recoveries	$30,787.64
Sub Total	$11,796,550.12
Collections	$12,477,709.12

Purchase Amounts:
Purchase Amounts Related to Principal	$432,215.36
Purchase Amounts Related to Interest	$2,389.86
Sub Total	$434,605.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,912,314.34

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$12,912,314.34
Servicing Fee	$160,316.41	$160,316.41	$0.00	$0.00	$12,751,997.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,751,997.93
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,751,997.93
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,751,997.93
Interest - Class A-4 Notes	$176,556.44	$176,556.44	$0.00	$0.00	$12,575,441.49
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,575,441.49
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$12,497,186.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,497,186.07
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$12,439,762.74
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,439,762.74
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$12,367,537.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,367,537.74
Regular Principal Payment	$10,903,589.25	$10,903,589.25	$0.00	$0.00	$1,463,948.49
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,463,948.49
Residuel Released to Depositor	$0.00	$1,463,948.49	$0.00	$0.00	$0.00
Total		$12,912,314.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,903,589.25
Total					$10,903,589.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,903,589.25	$75.41	$176,556.44	$1.22	$11,080,145.69	$76.63
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$10,903,589.25	$10.00	$384,460.19	$0.35	$11,288,049.44	$10.35

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$98,543,131.72	0.6814878	$87,639,542.47	0.6060826
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$173,393,131.72	0.1590398	$162,489,542.47	0.1490388

Pool Information
Weighted Average APR	4.525%	4.522%
Weighted Average Remaining Term	25.97	25.14
Number of Receivables Outstanding	19,178	18,372
Pool Balance	$192,379,687.91	$180,069,307.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$173,393,131.72	$162,489,542.47
Pool Factor	0.1603164	0.1500578

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$17,579,765.27
Targeted Overcollateralization Amount	$17,579,765.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,579,765.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	39

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		76	$112,402.05
(Recoveries)		107	$30,787.64
Net Losses for Current Collection Period			$81,614.41
Cumulative Net Losses Last Collection Period			$8,301,885.60
Cumulative Net Losses for all Collection Periods			$8,383,500.01

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.51%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.86%	434	$5,146,543.91
61-90 Days Delinquent	0.29%	43	$524,369.03
91-120 Days Delinquent	0.09%	12	$155,900.08
Over 120 Days Delinquent	0.50%	66	$905,655.08
Total Delinquent Receivables	3.74%	555	$6,732,468.10

Repossession Inventory:
Repossessed in the Current Collection Period		18	$215,286.88
Total Repossessed Inventory		20	$259,443.79

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.9614%
Preceding Collection Period			0.1465%
Current Collection Period			0.5259%
Three Month Average			0.5446%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6136%
Preceding Collection Period			0.6466%
Current Collection Period			0.6586%
Three Month Average			0.6396%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer